Risk management (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Scenario 1 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (752)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (1,091)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 1 | Inflation
Trading portfolio
Risk Factor	R$ (4,344)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 1 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (2,229)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (5,030)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Foreign Currency
Trading portfolio
Risk Factor	R$ (10,926)
Description	Exposures subject to foreign exchange
Scenario 1 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (328)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 1 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (3,028)
Description	Exposures subject to change in shares price
Scenario 1 | Commodities
Trading portfolio
Risk Factor	R$ (2)
Description	Exposures subject to change in commodities' prices
Scenario 1 | Total
Trading portfolio
Risk Factor	R$ (27,730)	[1]
Scenario 2 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (11,854)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (15,747)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 2 | Inflation
Trading portfolio
Risk Factor	R$ (45,686)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 2 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (60,518)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (5,349)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Foreign Currency
Trading portfolio
Risk Factor	R$ (273,156)
Description	Exposures subject to foreign exchange
Scenario 2 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (2,138)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 2 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (75,711)
Description	Exposures subject to change in shares price
Scenario 2 | Commodities
Trading portfolio
Risk Factor	R$ (42)
Description	Exposures subject to change in commodities' prices
Scenario 2 | Total
Trading portfolio
Risk Factor	R$ (490,201)	[1]
Scenario 3 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (23,708)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (31,494)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 3 | Inflation
Trading portfolio
Risk Factor	R$ (91,371)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 3 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (121,036)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (10,697)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Foreign Currency
Trading portfolio
Risk Factor	R$ (546,313)
Description	Exposures subject to foreign exchange
Scenario 3 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (4,277)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 3 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (151,422)
Description	Exposures subject to change in shares price
Scenario 3 | Commodities
Trading portfolio
Risk Factor	R$ (84)
Description	Exposures subject to change in commodities' prices
Scenario 3 | Total
Trading portfolio
Risk Factor	R$ (980,402)	[1]

[1]	Amounts net of taxes.